Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended ("Securities Act"), the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	American Depositary Shares
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (d) Each American depositary share of the registrant ("ADS") will represent an ownership interest in a designated number of ordinary shares of the registrant ("Ordinary Shares"). ADSs issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (No. 333-269454).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, $0.0001 par value per share
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (d) The warrants of the registrant ("Warrants") covered by this registration statement may be warrants to purchase Ordinary Shares, ADSs, preferred shares of the registrant ("Preferred Shares"), or debt securities of the registrant ("Debt Securities").
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(a) There are being registered hereunder such indeterminate number of ordinary shares, such indeterminate number of depositary shares, such indeterminate number of preferred shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, depositary shares, preferred shares, debt securities or units, and such indeterminate number of units. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of ordinary shares, depositary shares, preferred shares, amount of debt securities, and amount of units as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of ordinary shares, depositary shares, and preferred shares as may be issuable with respect to the shares being registered hereunder as a result of share splits, share dividends or similar transactions. (b) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (c) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment. (d) The units covered by this registration statement may consist of any combination of Ordinary Shares, ADSs, Preferred Shares, Debt Securities, and/or Warrants, in one or more series.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	250,000,000
Maximum Aggregate Offering Price	$ 250,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,275.00
Offering Note	(a) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (b) The registration fee is calculated pursuant to Rule 457(o) under the Securities Act based on the maximum aggregate offering price.